Long-Term Debt - Scheduled of Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2013
2014
2015
2016
2017		28,000
2018 and thereafter	1,505,000	1,305,000
Total	$ 1,508,385	$ 1,333,000